PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 26, 2020
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
The following table summarises the movement in net book value for property, plant and equipment during the six months ended 26 June 2020:

Total
€ million
Net book value as at 31 December 2019	4,205
Additions	197
Disposals	(14)
Depreciation expense	(303)
Currency translation adjustments	(55)
Net book value as at 26 June 2020[1]	4,030